Prospectus Adviser Class [Member] Investment Strategy - Prospectus-Adviser Class - Payden Absolute Return Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]
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The Fund’s absolute return strategy seeks to have positive absolute returns over the long term, regardless of different market environments. To achieve this goal, the Fund seeks to provide total return, whether through price appreciation, or income, or a combination of both. It seeks opportunities by employing a flexible approach that evaluates security attractiveness globally, both inside and outside the U.S. Downside risk protection is a part of the strategy, but there is no guarantee or implication that negative returns will be avoided.

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Under normal market conditions, the Fund will invest at least 80% of its investable assets (net assets plus borrowing for investment purposes, if any) in bonds or investments that provide exposure to bonds. Investments in “bonds” may include, but are not limited to (1) debt securities issued or guaranteed by the U.S. Government, and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-related securities, including collateralized mortgage-backed obligations, credit risk transfer securities and commercial mortgage-backed obligations; (4) U.S. and foreign asset-backed debt securities, including collateralized debt obligations and collateralized loan obligations; (5) loans, including floating rate loans; and (6) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax.

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The Fund may also invest in (1) convertible bonds, contingent convertible bonds and preferred stock; (2) real estate investment trusts; and (3) master limited partnerships. In evaluating these types of investments, Payden seeks instruments consistent with the income generating focus of the Fund.

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The Fund invests in both investment grade debt securities and securities rated below investment grade. Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization, or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.

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The Fund will invest in both developed and emerging markets. In making these investments, the Fund invests in securities payable in U.S. dollars and foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar. However, the Fund may also choose to have currency exposure through outright currency purchases unrelated to a foreign currency-denominated security.

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To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).

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The Fund may invest in many different types of derivatives, such as futures, forwards, swaps and options. These positions may be used for the purposes of either hedging currency exposure in the portfolio or to obtain exposure to various market sectors. Currency positions may be employed for the purposes of hedging non-dollar denominated bonds or to take an active position in a currency, both long or short.

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The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity. Maturity is the date when each bond or other debt security pays back its principal. In addition, there may be circumstances when the duration of the Fund is negative to protect against rising interest rates. Duration is an analytic measure of the Fund’s sensitivity to interest rate movements. The absolute return nature of the Fund will generally lead to durations that are between negative 2 years and positive 5 years.